Income Taxes (Tables)	6 Months Ended
Jun. 30, 2020
Income Taxes [Abstract]
Income Tax Benefit
The components of the Company’s income tax benefit are as follows for the periods indicated below (dollars in thousands):

	Six Months Ended June 30,
	2020	2019
Deferred federal income tax benefit	$(14,302)	$(5,525)
Deferred state income tax benefit	(1,130)	(1,247)
Benefit from Corporate Business Taxes	$(15,432)	$(6,772)

Reconciliation of Statutory Federal Rate to Effective Rate
The following is a reconciliation of the statutory federal rate to the effective rate, for the periods indicated below (dollars in thousands):

	Six Months Ended June 30,
	2020		2019
Computed income tax expense (benefit) at federal rate	$(16,160)	21.0%	$(12,103)	21.0%
State tax benefit, net of federal tax, if applicable	(1,130)	1.5%	(1,247)	2.2%
REIT income not subject to tax (benefit)	1,858	(2.4)%	6,578	(11.4)%
Benefit from Corporate Business Taxes/Effective Tax Rate(A)	$(15,432)	20.1%	$(6,772)	11.8%

(A)	The provision for income taxes is recorded at the TRS level.

Deferred Tax Assets
The Company’s consolidated balance sheets, at June 30, 2020 and December 31, 2019, contain the following deferred tax assets, which are recorded at the TRS level (dollars in thousands):

	June 30, 2020	December 31, 2019
Deferred tax assets
Deferred tax - mortgage servicing rights	$(14,375)	$(994)
Deferred tax - net operating loss	(3,816)	(1,763)
Total net deferred tax assets	$(18,191)	$(2,757)